Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 11, 2024
Palmer Square CLO Senior Debt Index
Account Value [Line Items]
Line Graph and Table Measure Name	Palmer Square CLO Senior Debt Index
Account Value	$ 10,487	$ 10,436	$ 10,358	$ 10,329	$ 10,309	$ 10,275	$ 10,198	$ 10,151	$ 10,092	$ 10,033	$ 10,000
Bloomberg U.S. Corporate 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate 1-3 Year Index
Account Value	$ 10,366	10,290	10,273	10,215	10,172	10,102	10,052	10,032	9,985	10,032	10,000
Palmer Square CLO Senior Debt ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Palmer Square CLO Senior Debt ETF
Account Value	$ 10,496	10,460	10,347	10,434	10,332	10,276	10,211	10,165	10,130	10,060	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,045	9,893	9,964	9,926	9,922	9,708	9,657	9,818	9,715	9,962	10,000
Palmer Square Credit Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Palmer Square Credit Opportunities ETF
Account Value	$ 10,577	10,518	10,390	10,385	10,363	10,318	10,216	10,160	10,095	10,085	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,045	$ 9,893	$ 9,964	$ 9,926	$ 9,922	$ 9,708	$ 9,657	$ 9,818	$ 9,715	$ 9,962	$ 10,000